Segmented information - Disclosure of PP&E, contract costs and intangible assets information by location (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	$ 1,803,146	$ 1,782,300
U.S.
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	557,381	556,075
Canada
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	427,811	374,757
France
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	200,842	217,261
U.K.
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	115,560	112,924
Finland
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	100,212	97,486
Sweden
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	94,801	100,088
Germany
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	85,013	89,527
India
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	65,664	71,942
Netherlands
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	49,570	47,274
Rest of the world
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	$ 106,292	$ 114,966